OTHER EXPLANATORY INFORMATION (Details)	12 Months Ended
Dec. 31, 2017
Videotron Infrastructures Inc
Percentages of voting rights and equity in its major subsidiaries
% equity and voting	100.00%
Videotron US Inc
Percentages of voting rights and equity in its major subsidiaries
% equity and voting	100.00%
Fibrenoire Inc
Percentages of voting rights and equity in its major subsidiaries
% equity and voting	100.00%
4 Degrees Colocation Inc
Percentages of voting rights and equity in its major subsidiaries
% equity and voting	100.00%
SETTE Inc
Percentages of voting rights and equity in its major subsidiaries
% equity and voting	84.53%